Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income (loss)	$ 10,088	$ (9,700)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Gain on foregivness of PPP loan	(6,604)	0
Depreciation and amortization	11,436	11,805
Goodwill and intangible assets impairment expense	1,081	1,281
Amortization of deferred loan fees and line of credit fees	79	433
Amortization of label design fees	464	260
Litigation proceeds	(4,750)	0
Stock-based compensation expense	3,334	289
Provision for doubtful accounts	48	60
Impairment of inventory	3,302	0
Remeasurement of contingent consideration liabilities	(329)	(1,035)
Net unrealized loss on interest rate swap agreements	(6,136)	12,945
Loss on extinguishment of debt	0	147
(Benefit) provision for deferred income tax	851	(9,708)
Gain on disposition of assets	(1,001)	60
Deferred gain on sale leaseback	(1,335)	(1,111)
Non-cash interest expense	68	0
Deferred rent	352	501
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(3,137)	270
Related party receivables	325	101
Other receivables	(4,456)	1,665
Litigation receivable	4,750	0
Inventories	2,311	(32,453)
Prepaid expenses and other current assets	(4,115)	1,164
Other assets	1,498	(1,244)
Accounts payable	(4,983)	2,362
Accrued liabilities and other payables	8,065	(1,806)
Related party liabilities	(2,215)	669
Net cash provided by (used in) operating activities	8,991	(23,045)
Cash flows from investing activities
Proceeds from disposition of assets	1,044	35,446
Purchases of property, plant, and equipment	(38,032)	(18,455)
Label design expenditures	(492)	(571)
Proceeds on related party notes receivable	756	0
Acquisition of businesses	(23,564)	(15,131)
Net cash (used in) provided by investing activities	(60,288)	1,289
Cash flows from financing activities
Principal payments on line of credit	(181,411)	(187,855)
Proceeds from line of credit	106,217	195,590
Outstanding checks in excess of cash	2,509	3,295
Purchase of Series B redeemable stock	(32,000)	0
Settlement of stock options	(7,944)	0
Borrowings on long-term debt	76,067	0
Loan fees	(492)	0
Principal payments on long-term debt	(28,374)	(159,259)
Proceeds from long-term debt	0	171,184
Merger and PIPE financing, net of transaction costs	250,126	0
Principal payments on related party debt	(10,000)	0
Debt issuance costs	(918)	(1,206)
Payments on acquisition payable	(555)	(1,019)
Net cash (used in) provided by financing activities	173,225	20,730
Net change in cash and restricted cash	121,928	(1,025)
Cash and restricted cash, beginning of period	1,751	2,776
Cash and restricted cash, end of period	123,679	1,751
Cash paid during the period for:
Interest	13,373	16,278
Income taxes	222	183
Noncash investing and financing activities:
Accretion Series A	156,467	5,616
Accretion Series B	5,785	3,743
Conversion of promissory note to common stock	4,818	0
Contingent consideration in business combinations	4,000	1,000
Accretion of redemption value of Series B redeemable cumulative stock	0	4,978
Accretion of redemption value of Series A redeemable stock	0	7,824
Issuance of Series A stock in a business combination	25,831	0
Notes payable for acquisition of business	$ 11,668	$ 0